Intangible assets and goodwill - Summary of Intangible Assets and Goodwill Attributable to Significant Cash-Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 12,490	€ 12,749
Goodwill	4,536	4,687
Iberia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,289	4,289
Goodwill	1,275	1,275
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,399	2,510
Goodwill	1,288	1,412
Great Britain
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,676	1,760
Goodwill	198	198
Germany
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,060	1,060
Goodwill	748	748
Pacific
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	704	821
Goodwill	450	518
Philippines
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	384	440
Goodwill	€ 242	€ 276